Leases	6 Months Ended
Dec. 31, 2025
Leases
Leases

18.	Leases

Company as a lessee

The Company has lease contracts for clinics. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

The Company also has certain leases of machinery with lease terms of 12 months or less and leases of office equipment with low value. The Company applies the ‘short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

(a)	Carrying amounts of right-of-use assets under leasing arrangements

The carrying amounts of right-of-use assets under leasing arrangements are disclosed in Note 9.

(b)	Lease liabilities

The carrying amount of lease liabilities (included under borrowings) and the movements during the year are disclosed in Note 15 and the maturity analysis of lease liabilities is disclosed in Note 22 under liquidity risk. The Company adopt 5% as weighted average borrowings rate to determine the present value of the lease payments. The weighted average remaining life of the lease was 1 year.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

18.	Leases (Continued)

(c)	Amounts recognized in profit or loss

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Amortisation of right-of-use assets	1,450,881	1,865,688	330,968
Interest expense on lease liabilities	91,093	117,136	12,536
Lease expense not capitalized in lease liabilities:
- Expense relating to short-term leases	2,456	3,158	120,000
Total amount recognized in profit or loss	1,544,430	1,985,982	463,504

(d)	Total cash outflow

The Company had total cash outflows for leases of S$1,846,213 (US$1,435,736) (June 30, 2025: S$1,096,308).

(e)	Extension options

The Company has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. Management exercises significant judgement in determining whether these extension options are reasonably certain to be exercised.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025